Share-based compensation, Assumptions for Options Granted (Details) - Options [Member]	6 Months Ended
Jun. 30, 2025 $ / shares
Share-based compensation [Abstract]
Vesting period	4 years
Grant-date fair value (in dollars per share)	$ 2.25
Assumptions [Abstract]
Expected volatility	43.21%
Expected dividend yield	6.60%
Expected term (in years)	4 years 6 months
Risk-free rate	2.50%